UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-14727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Attorney-in-fact for William C. Martin, Managing Member of Reporting
       Manager
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, November 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      34
                                              -----------------------------

Form 13F Information Table Value Total:                $247,145
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14728                   William C. Martin
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
                                                     FORM 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1,000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----      ---------  -------   --- ----  ---------- --------  ---------------------
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -   G0457F 10 7   2,438     158,011  SH        OTHER         1       0      158,011   0
ATMI INC                      COM              00207R 10 1  31,045   1,671,779  SH        OTHER         1       0    1,671,779   0
AXT INC                       COM              00246W 10 3     626     185,291  SH        OTHER         1       0      185,291   0
CASELLA WASTE SYS INC         CL A             147448 10 4   4,786   1,120,000  SH        OTHER         1       0    1,120,000   0
COLEMAN CABLE INC             COM              193459 30 2  16,527   1,714,422  SH        OTHER         1       0    1,714,422   0
COMPUGEN LTD                  ORD              M25722 10 5   6,236   1,658,626  SH        OTHER         1       0    1,658,626   0
DERMA SCIENCES INC            COM PAR $.01     249827 50 2  13,832   1,332,557  SH        OTHER         1       0    1,332,557   0
EMERSON RADIO CORP            COM NEW          291087 20 3   3,383   1,657,743  SH        OTHER         1       0    1,657,743   0
EQT CORP                      COM              26884L 10 9  12,612     213,760  SH        OTHER         1       0      213,760   0
EXTREME NETWORKS INC          COM              30226D 10 6  20,425   6,097,162  SH        OTHER         1       0    6,097,162   0
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747 20 6   1,495      14,200  SH  PUT   OTHER         1       0       14,200   0
GRAND CANYON ED INC           COM              38526M 10 6     235      10,000  SH  PUT   OTHER         1       0       10,000   0
HARTFORD FINL SVCS GROUP INC  *W EXP 06/26/201 416515 12 0   6,261     561,065  SH        OTHER         1       0      561,065   0
HARTFORD FINL SVCS GROUP INC  COM              416515 10 4  11,644     598,990  SH        OTHER         1       0      598,990   0
HOT TOPIC INC                 COM              441339 10 8     541      62,155  SH        OTHER         1       0       62,155   0
INTERMOLECULAR INC            COM              45882D 10 9   5,526     778,273  SH        OTHER         1       0      778,273   0
JOS A BANK CLOTHIERS INC      COM              480838 10 1   4,853     100,100  SH  PUT   OTHER         1       0      100,100   0
LONE PINE RES INC             COM              54222A 10 6   2,703   1,732,487  SH        OTHER         1       0    1,732,487   0
MERCURY COMPUTER SYS          COM              589378 10 8   2,008     189,100  SH        OTHER         1       0      189,100   0
MICROVISION INC DEL           *W EXP 07/23/201 594960 16 3      43     854,500  SH        OTHER         1       0      854,500   0
PACIFIC BIOSCIENCES CALIF IN  COM              69404D 10 8   1,115     609,435  SH        OTHER         1       0      609,435   0
PULSE ELECTRONICS CORP        COM              74586W 10 6     346     421,496  SH        OTHER         1       0      421,496   0
RESOURCE AMERICA INC          CL A             761195 20 5  14,095   2,060,741  SH        OTHER         1       0    2,060,741   0
SARATOGA INVT CORP            COM NEW          80349A 20 8   6,209     339,426  SH        OTHER         1       0      339,426   0
SHILOH INDS INC               COM              824543 10 2  10,256     914,112  SH        OTHER         1       0      914,112   0
SIGMA DESIGNS INC             COM              826565 10 3   4,969     751,669  SH        OTHER         1       0      751,669   0
SIMON PPTY GROUP INC NEW      COM              828806 10 9   7,803      51,400  SH  PUT   OTHER         1       0       51,400   0
SMITH & WESSON HLDG CORP      COM              831756 10 1   3,462     314,328  SH        OTHER         1       0      314,328   0
STURM RUGER & CO INC          COM              864159 10 8   3,189      64,439  SH        OTHER         1       0       64,439   0
TARO PHARMACEUTICAL INDS LTD  SHS              M8737E 10 8  18,008     394,135  SH        OTHER         1       0      394,135   0
THESTREET INC                 COM              88368Q 10 3   2,902   1,896,419  SH        OTHER         1       0    1,896,419   0
VITESSE SEMICONDUCTOR CORP    COM NEW          928497 30 4   8,518   3,491,127  SH        OTHER         1       0    3,491,127   0
VONAGE HLDGS CORP             COM              92886T 20 1  17,997   7,893,328  SH        OTHER         1       0    7,893,328   0
ZYNGA INC                     CL A             98986T 10 8   1,057     373,002  SH        OTHER         1       0      373,002   0
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